CASH AND CASH EQUIVALENTS - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents at banks and on hand	$ 229	$ 247
Short-term deposits and money market funds	124	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	$ 353	$ 455	$ 712	$ 674